Income Taxes (Unrecognized Tax Benefits) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Unrecognized Tax Benefits [Abstract]
Balance at January 1	$ 43,300	$ 72,100
Additions based on tax positions related to the current year		3,200
Reductions due to the statute of limitation	(22,900)	(32,000)
Balance at December 31	$ 20,400	$ 43,300